Expense Example {- Materials Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Materials Portfolio - Materials Portfolio	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990